Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 248	$ 264
Intangible assets with finite lives:
Intangible assets, gross	4,694	4,952
Accumulated amortization:
Accumulated amortization	(2,076)	(1,033)
Intangible assets with indefinite lives, Net	248	264
Intangible assets	2,618	3,919
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,293	1,081
Accumulated amortization:
Accumulated amortization	(383)	(256)
Intangible assets with definite lives, Net	910	825
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	47	50
Accumulated amortization:
Accumulated amortization	(47)	(50)
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,978	2,093
Accumulated amortization:
Accumulated amortization	(1,404)	(569)
Intangible assets with definite lives, Net	574	1,524
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	713	1,049
Accumulated amortization:
Accumulated amortization	(123)	(60)
Intangible assets with definite lives, Net	590	989
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(119)	(98)
Intangible assets with definite lives, Net	$ 296	$ 317